SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

September 15, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Advantage Small Cap Growth Fund, a series of BlackRock FundsSM
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the BlackRock Advantage Small Cap Growth Fund (the “Acquiring Fund”), a series of BlackRock FundsSM (the “Acquiring Trust”), and BlackRock Small Cap Growth Fund II (the “Target Fund”), a series of BlackRock Series, Inc. (the “Target Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Acquiring Trust’s Post-Effective Amendment to its Registration Statement on Form N-14 (the “Registration Statement”), containing the Combined Prospectus/Proxy Statement and Statement of Additional Information of the Acquiring Fund and the Target Fund, and the notice for the special meeting of the shareholders of the Target Fund expected to be held on November 27, 2017 (the “Special Meeting”). At the Special Meeting, the shareholders of the Target Fund will be asked to consider and act upon proposals containing a series of transactions, which would result in shareholders of the Target Fund becoming shareholders of the Acquiring Fund, another mutual fund advised by BlackRock Advisors, LLC, the same investment adviser to the Target Fund. The proposed transactions include an in-kind liquidation of BlackRock Master Small Cap Growth Portfolio (the “Master Target Fund”), a series of BlackRock Master LLC, into the Target Fund (the “Liquidation”), followed by the reorganization (the “Funds Reorganization”) of the Target Fund with the Acquiring Fund (the Liquidation and the Funds Reorganization are together described herein as the “Reorganization”).

Pursuant to the Liquidation, the Master Target Fund would transfer substantially all of its assets to the Target Fund in exchange for (i) the assumption by the Target Fund of certain stated liabilities of the Master Target Fund and (ii) the surrender by the Target Fund of all its limited liability company interests in the Master Target Fund. The Master Target Fund would then be terminated. Following the Liquidation, the Target Fund would enter into the Funds Reorganization with the Acquiring Fund by transferring substantially all of its assets, including the assets it acquired from the Master Target Fund in the Liquidation, to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund. Shares of the Target Fund would then be exchanged for newly-issued shares of the Acquiring Fund and the Target Fund would be dissolved and terminated.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

We previously filed a registration statement on Form N-14 in substantially this form on May 3, 2017, which the Commission reviewed and which went effective on May 4, 2017. We have subsequently set a new record date and have updated the financial information. Accordingly, we are asking for a selective review of the Fee Tables, the costs of the Reorganization, the Management of the Funds section, the Financial Highlights and the Statement of Additional Information.

The Reorganization is expected to take effect in the first quarter of 2018. It is expected that the Combined Prospectus/Proxy Statement and accompanying notice of Special Meeting will be transmitted to shareholders of record of the Target Fund as of September 29, 2017 on or about October 1, 2017. Accordingly, we would appreciate any comments you may have as soon as reasonably practicable.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald
John A. MacKinnon